Financial Assets Held for Trading	12 Months Ended
Jun. 30, 2026
Financial Assets Held For Trading Abstract
Financial Assets Held for Trading

4. Financial Assets Held for Trading

The following table presented fair value measurements of investment:

	June 30, 2026
	Level 1	Level 2	Level 3	Total
	US$	US$	US$	US$
Financial assets held for trading	-	2,577,940	-	2,577,940
Total	-	2,577,940	-	2,577,940

The Group purchased certain units of an investment fund through which it mainly invested in the debt security markets. The fair value of this investment cannot be determined by market value as the fund was not publicly traded. Unit price was determined by the fund manager with liquidity discounts taken into account.

The following table set forth the movements for financial assets held for trading:

Financial Assets Held for Trading
US$
Balance, July 1, 2024	-
Subscription Amount	2,352,941
Net change in unrealized appreciation (depreciation) on investments	-
Net realized gain on investments	31,251
Balance, June 30, 2025	2,384,192
Subscription Amount	-
Net change in unrealized appreciation (depreciation) on investments	-
Net realized gain on investments	193,748
Balance, June 30, 2026	2,577,940